UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2010

Date of reporting period:	10/31/2009

Item 1.	Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2009 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 29.3%
	Banco Bilbao Vizcaya Argentaria SA
$40,000	0.305%, 11/4/09	$40,000,017
	Bank of America NA
25,000	0.350%, 1/28/10	25,000,000
5,000	0.350%, 1/29/10	5,000,000
	Bank of Nova Scotia/Houston (The)
15,000	0.210%, 1/14/10	15,000,000
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
40,000	0.250%, 1/29/10	40,000,000
	BNP Paribas ASA/New York
40,000	0.240%, 1/15/10	40,000,000
	Royal Bank of Scotland Group PLC (The)
10,000	0.845%, 7/19/10(b)	10,000,000
	State Street Bank and Trust Co.
7,000	0.210%, 1/19/10	7,000,000
	Sumitomo Mitsui Banking Corp./New York
45,000	0.260%, 2/1/10	45,000,000
	UBS AG
50,000	0.660%, 1/29/10	50,000,000
	UniCredito Italiano/New York
11,000	0.240%, 11/30/09	11,000,000

		288,000,017

Commercial Paper 56.9%
	AXA SA, 144A
8,000	0.200%, 11/5/09(a)	7,999,822
	Bank of America Corp.
10,000	0.240%, 12/28/09(a)	9,996,200
	BPCE SA, 144A
50,000	0.420%, 11/24/09(a)	49,986,583
	CBA Finance (Delware)
46,000	0.220%, 1/6/10(a)	45,981,447
	DnB Norbank ASA, 144A
41,238	0.230%, 1/29/10(a)	41,214,552
	E.ON AG, 144A
10,000	0.250%, 1/12/10(a)	9,995,000
	GDF SUEZ, 144A
1,413	0.190%, 11/19/09	1,412,866
5,000	0.190%, 12/1/09	4,999,208
	HSBC Bank (USA), Inc.
38,773	0.220%, 1/11/10(a)	38,756,177
	National Australia Funding (Delaware), Inc., 144A
20,000	0.200%, 12/14/09(a)	19,995,222
	Old Line Funding LLC, 144A
14,000	0.190%, 11/17/09(a)	13,998,818
10,000	0.190%, 12/15/09(a)	9,997,678
	Reckitt Benckiser TSY, 144A
15,000	0.200%, 11/30/09(a)	14,997,583

	Royal Bank of Scotland Group PLC (The)
37,000	0.430%, 2/5/10(a)	36,957,573
	SanPaolo IMI U.S. Financial Corp.
20,000	0.230%, 12/23/09(a)	19,993,356
	Societe Generale North America, Inc.
33,790	0.230%, 11/13/09(a)	33,787,409
7,333	0.260%, 11/2/09(a)	7,332,947
	State Street Corp.
30,000	0.220%, 12/1/09(a)	29,994,500
	Straight-A Funding LLC, 144A
20,000	0.230%, 12/8/09(a)	19,995,272
10,000	0.250%, 11/18/09(a)	9,998,819
8,000	0.270%, 11/9/09(a)	7,999,520
11,716	0.270%, 11/12/09(a)	11,715,033
	Swedbank AB, Gtd. by Kingdom of Sweden, 144A
5,000	0.820%, 2/17/10(a)	4,987,700
11,000	0.850%, 2/11/10(a)	10,973,508
29,000	0.890%, 2/10/10(a)	28,927,589
	Total Capital Canada Ltd., 144A
9,000	0.200%, 1/14/10	8,996,300
18,000	0.200%, 1/15/10	17,992,500
	U.S. Bancorp
10,000	0.250%, 12/7/09(a)	9,997,500
30,000	0.270%, 11/23/09(a)	29,995,050

		558,975,732

Other Corporate Obligations 7.8%
	Bank of America Corp., Gtd. Notes
20,000	0.331%, 7/29/10(b)(c)	20,000,000
	Barclays Bank PLC/New York
31,000	0.495%, 3/17/10(b)	25,000,000
	Citigroup Funding, Inc., Gtd. Notes, MTN,
25,000	0.381%, 7/30/10(b)(c)	31,000,000

		76,000,000

U.S. Government Agency Obligations 6.1%
	Federal Home Loan Mortgage Corp.
40,000	0.387%, 8/24/10(b)	39,993,620
	Federal National Mortgage Association
20,000	0.422%, 8/5/10(b)	19,994,734

		59,988,354

	Total Investments 100.1% (amortized cost $982,964,103)(d)	982,964,103
	Liabilities in excess of other assets (0.1%)	(1,090,091)

	Net Assets 100.0%	$981,874,012

MTN – Medium Term Note.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at October 31, 2009.
(c)	FDIC – Guaranteed issued under temporary liquidity guarantee program.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$288,000,017	$—
Commercial Paper	—	558,975,732	—
Other Corporate Obligations	—	76,000,000	—
U.S. Government Agency Obligations	—	59,988,354	—

		982,964,103
Other Financial Instruments*	—	—	—

Total	$—	$982,964,103	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009 and October 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 22, 2009

*	Print the name and title of each signing officer under his or her signature.